SIGNIFICANT ACCOUNTING POLICIES - Capital Advance receivable, net - timing of expected collections (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Total	$ 73,625	$ 67,682	$ 33,490	$ 60,636	$ 16,909
Overdue
Financing Receivable, Past Due [Line Items]
Total	1,601	1,664		2,168
1-30 days overdue
Financing Receivable, Past Due [Line Items]
Total	15,202	10,143		10,857
30-60 overdue
Financing Receivable, Past Due [Line Items]
Total	23,963	19,726		16,016
60-90 overdue
Financing Receivable, Past Due [Line Items]
Total	28,957	34,979		$ 31,595
Above 90 overdue
Financing Receivable, Past Due [Line Items]
Total	$ 3,902	$ 1,170